Covered Assets and Indemnification Asset (Details 2) (Covered loans, PCI loans, USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Covered loans | PCI loans
Carrying value and the outstanding contractual balance of the covered PCI loans
Carrying amount	$ 651,927	$ 729,156
Outstanding balance	940,972	1,022,514
Changes in the accretable yield for the covered PCI loans
Balance, beginning of period	156,548
Increases in expected cash flows	30,710
Transfer of loans to covered OREO	5,261
Accretion	(16,050)	(19,325)
Balance, end of period	176,469	156,548
Nonaccretable difference	$ 430,000	$ 517,900